Other Long-term Assets - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Beginning balance	¥ 595,280,000	¥ 318,943,000
Additions	1,571,206,000	276,337,000
Ending balance	2,166,486,000	595,280,000
Impairment charges	¥ 0	¥ 0